CONCENTRATIONS OF RISK (Tables)	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
Schedule of concentrations of risk

	Six months ended June 30, 2025			June 30, 2025
Customers	Revenues	Percentage of revenues		Accounts receivable

Customer B	$4,133	69%		$1,334
Customer C	1,844	31%		–

Total:	$5,977	100%	Total:	$1,334

For the six months ended June 30, 2024, the individual customer who accounts for 10% or more of the Company’s revenues and its outstanding receivable balances as at period-end dates, are presented as follows:

	Six months ended June 30, 2024			June 30, 2024
Customers	Revenues	Percentage of revenues		Accounts receivable

Customer A	$534,824	97%		$29,084

Total:	$534,824	97%	Total:	$29,084

(b)	Major suppliers

For the six months ended June 30, 2025, the individual supplier who accounts for 10% or more of the Company’s cost of revenue and its outstanding payable balances as at period-end dates, are presented as follows:

	Six months ended June 30, 2025			June 30, 2025
Suppliers	Cost of revenue	Percentage of cost of revenue		Amount due to related parties

Supplier A	$229,032	75%		$2,128,328
Supplier B	57,461	19%		1,349,077

Total:	$286,493	94%	Total:	$3,477,405

For the six months ended June 30, 2024, the individual supplier who accounts for 10% or more of the Company’s cost of revenue and its outstanding payable balances as at period-end dates, are presented as follows:

	Six months ended June 30 , 2024			June 30, 2024
Suppliers	Cost of revenue	Percentage of cost of revenue		Amount due to related parties

Supplier A	$226,798	72%		$1,435,902
Supplier B	56,781	18%		941,340

Total:	$283,579	90%	Total:	$2,377,242